LOSS PER ORDINARY SHARE (Tables)	6 Months Ended
Jun. 30, 2025
LOSS PER ORDINARY SHARE
Schedule of number of shares and loss used in the computation of basic and diluted loss

	Number of shares
	For the period of
	six months ended
	June 30,
	2025	2024
	(unaudited)	(unaudited)
Weighted number of Ordinary shares(*)	50,084,401	48,057,015

	For the period of
	six months ended
	June 30,
	2025	2024
	(unaudited)	(unaudited)
Loss attributed to holders of Ordinary shares	$8,777	$9,930
(*)	The computation of diluted loss per share did not take into account potential Ordinary shares (detailed below) due to their anti-dilutive effect:
a.	6,476,515 and 5,609,169 shares underlying equity incentive grants to employees, directors and consultants outstanding as of June 30, 2025 and 2024, respectively, under the Company’s share-based compensation plan.
b.	14,850,000 Warrants outstanding as of each of June 30, 2025 and 2024.
c.	99,303 Ordinary shares that were issued as part of the acquisition of Shipsta and are subject to certain restrictions, which were retained for customary holdbacks and net working capital adjustment.